Derivative Instruments and Hedge Activities - Summary of Net Gains (Losses) Recorded in Accumulated Other Comprehensive Income (Loss) and Consolidated Statements of Operations Relating to Cash Flow Derivative Instruments (Details) - Interest Rate Swaps - USD ($)
$ in Thousands
	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Derivative [Line Items]
Amount of Gain Recognized in OCI (Effective Portion)	$ 1,408	$ 3,724
Amount of Loss Reclassified from OCI to Income as an Increase to Interest Expense	$ (426)	$ (40)